Commitments and Contingencies - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investments in affordable housing projects
Tax Credit and Certain Equity Investments
Carrying amount	$ 6,754	$ 5,869
Amount of future funding commitments included in carrying amount	2,473	1,762
Lending exposure	1,981	1,547
Renewable Energy Investments
Tax Credit and Certain Equity Investments
Carrying amount	285	264
Amount of future funding commitments not included in carrying amount	747	361
SBIC and certain other equity method investments:
Tax Credit and Certain Equity Investments
Carrying amount	758	596
Amount of future funding commitments not included in carrying amount	$ 589	$ 532